SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - USD ($)									12 Months Ended
		Mar. 20, 2026	Feb. 26, 2026	Sep. 08, 2025	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	May 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Oct. 22, 2025	Oct. 03, 2025	Jul. 22, 2025	Jul. 15, 2025	Mar. 10, 2025	Jan. 21, 2025	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 26, 2024	Jul. 15, 2024	May 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Mar. 31, 2023	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Par value per share						$ 0.00005	$ 2.17
Shares issued				201,950,104		2,250,000	2,347,134		29,100,941	22,993,763			62,074	2,250,000			731,707
Share Capital					$ 130				$ 11,641	$ 1,150						$ 13,000,000
Number of shares outstanding				201,950,104			2,583,820		29,100,941	22,993,763
Borrowings, interest rate basis							1:1
Notional amount							$ 4,350,000
Interest payable							751,781										$ 3,530,019
Convertible loan notes							$ 5,101,781		$ 0						$ 4,350,000		$ 3,000,000
Number of converted shares issued							2,347,134
Share price					$ 4.10	$ 4.10			$ 0.67
Other expense by nature					$ 1,380,000	$ 9,225,000
Proceeds from issue of preference shares					$ 1,261,969	$ 7,747,756
Proceeds from issue initial public offering					337,500
Deferred IPO expenses					$ 1,432,343					$ 1,400,000
Share capital premium					9,176,277					1,700,000
Fair value of warrant	[1]								$ 11,542,500
Post share consolidation shares				22,088,293
Proceeds from issue initial public offering						2,250,000
Proceeds from issue of ordinary shares										$ 10,608,750
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Shares issued												18,000,000
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding							2,583,820
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding												18,000,000		18,000,000
Loan amount																		$ 3,000,000.0
Post share consolidation shares												2,250,000
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.00005
Shares issued									3,286,168
Proceeds from issue initial public offering			483,592
Proceeds from issue of ordinary shares									$ 290,155
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding							2,583,820
Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued																		731,707					5,086
Warrants [member]
IfrsStatementLineItems [Line Items]
Share Capital								$ 8,000,000
Number of shares outstanding								4,170,520
Warrants exercise price														$ 5.13
Fair value of warrant		$ 23,099,000
Post share consolidation shares													7,759
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Shares issued						2,250,000								2,250,000
Total exercise price														$ 11,542,500
Warrants [member] | Tranche Two [member]
IfrsStatementLineItems [Line Items]
Shares issued						18,000,000						2,250,000
Warrants exercise price												$ 0.77
Total exercise price												$ 13,837,500
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued																							10,172
Warrants exercise price																							$ 2,512
Issued capital [member]
IfrsStatementLineItems [Line Items]
Capital reserve								$ 1,346,800
Number of shares outstanding									232,807,527	22,993,763
Fair value of warrant	[1]								$ 113
Post share consolidation shares									29,130,130		22,993,763
Employee [member]
IfrsStatementLineItems [Line Items]
Shares issued																			1,003,680
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share									$ 0.00005												$ 0.00005
Shares issued																						6,869,960
Share Capital																					$ 50,000
Number of shares authorised																					960,000,000
Other expense by nature					$ 10,608,750
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share																					$ 0.00005
Shares issued																						1,291,910					3,000
Number of shares authorised																					40,000,000
Number of shares outstanding							2,583,820		0
Over allotment options [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					2,587,500
Proceeds from issue of preference shares					$ 9,009,725
Precapitalization [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding										16,756	11,626															11,582
Increase decrease through stock split shares				176,706,341
Diginex Group [member]
IfrsStatementLineItems [Line Items]
Par value per share																						$ 0.0001
Shares issued																						410
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Par value per share									$ 0.00005
Number of shares post recapitalization								4,170,520
Capital reserve								$ 8,000,000
Number of shares outstanding									410
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																						16,756
Diginex Solutions (HK) Limited [member] | Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Allotment of shares								5,086
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued																				4,170,520
Capital reserve								$ 6,653,200
Number of shares outstanding																						10,172
Warrants exercise price																				$ 6.13
Diginex Solutions (HK) Limited [member] | Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued								10,172
Diginex Solutions (HK) Limited [member] | Employee [member]
IfrsStatementLineItems [Line Items]
Shares issued																								44	44
Number of shares post recapitalization																								36,080	36,080
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	[2]								19,907	19,907

[1]	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.
[2]	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.